Revenue Recognition	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue Recognition	REVENUE RECOGNITION
Disaggregation of Revenue
In the first quarter of 2025, the company made changes to the reported revenue categories within its Software and Consulting reportable segments to better reflect the market opportunities and how IBM addresses them. Beginning January 1, 2025, the company reports revenue for Hybrid Cloud (Red Hat), Automation, Data and Transaction Processing within Software; and it no longer reports revenue for Hybrid Platform & Solutions. Within Consulting, the company reports revenue for Strategy and Technology and Intelligent Operations. These changes did not impact the company’s Consolidated Financial Statements or its reportable segments.
The following tables provide details of revenue by major products/service offerings and revenue by geography.
Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2025	2024 (1)	2023 (1)
Hybrid Cloud	$7,327	$6,490	$5,827
Automation	7,733	6,558	6,008
Data	6,299	5,629	5,461
Transaction Processing	8,603	8,408	7,714
Total Software	$29,962	$27,085	$25,011
Strategy and Technology	$11,537	$11,488	$11,430
Intelligent Operations	9,518	9,204	9,455
Total Consulting	$21,055	$20,692	$20,884
Hybrid Infrastructure	$10,618	$8,913	$9,215
Infrastructure Support	5,100	5,107	5,377
Total Infrastructure	$15,718	$14,020	$14,593
Financing (2)	$737	$713	$741
Other (3)	$63	$243	$632
Total Revenue	$67,535	$62,753	$61,860
(1)Recast to reflect January 2025 changes to the reported revenue categories within Software and Consulting segments.
(2)Contains lease and loan financing arrangements which are not subject to the guidance on revenue from contracts with customers.
(3)Includes reductions in revenue for estimated residual value less related unearned income on sales-type leases, which reflects the new z17 launch in June 2025. Refer to note A, "Significant Accounting Policies," for additional information. 2024 and 2023 include The Weather Company divested business which closed on January 31, 2024. Refer to note E, "Acquisitions & Divestitures," for additional information.

Revenue by Geography

($ in millions)
For the year ended December 31:	2025	2024	2023
Americas	$33,342	$31,266	$31,666
Europe/Middle East/Africa	22,189	19,429	18,492
Asia Pacific	12,004	12,058	11,702
Total	$67,535	$62,753	$61,860
Remaining Performance Obligations
The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of IP. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.
At December 31, 2025, the aggregate amount of the transaction price allocated to RPO related to customer contracts that are unsatisfied or partially unsatisfied was approximately $71 billion, of which approximately 67 percent is expected to be recognized as revenue in the subsequent two years, approximately 30 percent in the subsequent three to five years, and the balance thereafter.
Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods
For the year ended December 31, 2025, revenue for performance obligations satisfied or partially satisfied in previous periods was not material.
Reconciliation of Contract Balances
The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2025	2024
Notes and accounts receivable—trade (net of allowances of $99 in 2025 and $114 in 2024)	$8,112	$6,804
Contract assets (1)	482	433
Deferred income (current)	16,101	13,907
Deferred income (noncurrent)	4,271	3,622
(1)Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.
The amount of revenue recognized during the year ended December 31, 2025 that was included within the deferred income balance at December 31, 2024 was $12.2 billion and primarily related to software and services.
The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2025 and 2024.

($ in millions)
January 1, 2025	Additions/(Releases)	Write-offs (1)	Foreign currency and Other	December 31, 2025
$114	$5	$(31)	$10	$99

January 1, 2024	Additions/(Releases)	Write-offs (1)	Foreign currency and Other	December 31, 2024
$192	$(2)	$(78)	$2	$114
(1)The majority of the write-offs during the period related to receivables which had been previously reserved.
The contract assets allowance for expected credit losses was not material in the years ended December 31, 2025 and 2024.
Deferred Costs

($ in millions)
At December 31:	2025	2024
Capitalized costs to obtain a contract	$966	$794
Deferred costs to fulfill a contract
Deferred setup costs	294	326
Other deferred fulfillment costs	649	628
Total deferred costs (1)	$1,909	$1,748
(1)Of the total deferred costs, $1,084 million was current and $825 million was noncurrent at December 31, 2025 and $959 million was current and $788 million was noncurrent at December 31, 2024.
The amount of total deferred costs amortized during the year ended December 31, 2025 was $1,661 million and there were no material impairment losses incurred. Refer to note A, “Significant Accounting Policies,” for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.